Consolidated Statement of Comprehensive Income and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income / (loss)	€ 109,487	€ 90,861	€ 135,661
Items that will subsequently be reclassified to the statement of profit and loss:
Foreign currency exchange differences arising from the translation of foreign operations	(79,056)	32,448	(15,887)
Net gain/(loss) from cash flow hedges	11,012	(13,255)	(7,553)
Net (loss)/gain from financial instruments measured at fair value	(137)	216	635
Items that will not subsequently be reclassified to the statement of profit and loss:
Net actuarial (loss)/gain from defined benefit plans	(148)	408	1,025
Total other comprehensive (loss)/income, net of tax:	(68,329)	19,817	(21,780)
Total comprehensive income	41,158	110,678	113,881
Attributable to:
Shareholders of the Parent Company	33,744	95,548	100,583
Non-controlling interests	€ 7,414	€ 15,130	€ 13,298